12. Components of future income tax assets (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Non-capital losses	418,850	351,843
Oil and gas property interests	243,242	133,630
Total, gross	662,092	485,473
Appropriate tax rate	25.00%	25.00%
Income tax asset	165,524	121,368
Valuation allowance	(165,524)	(121,368)
Deferred tax asset, net	0	0